Financial Risk Management - Additional Information (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	₩ 718,078,000,000	₩ 793,112,000,000
Bonds	8,325,643,000,000	8,366,694,000,000
Maximum credit exposure	₩ 5,074,338,000,000	5,800,423,000,000
Rate Of Fluctuation In The Per Stock Price Of The Equity Securities	10.00%
Floating-rate [member]
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	₩ 90,000,000,000
Bonds	386,820,000,000
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	₩ 900,000,000
Hypothetical increase (decrease) in interest rate	1.00%
Face value of floating rate long term payables others	₩ 1,290,225,000,000
Interest rate risk [member] | Long-term payables - other [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	₩ 12,902,000,000
Hypothetical increase (decrease) in interest rate	1.00%
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 295,309,000,000	237,605,000,000
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	1,055,102,000,000	1,241,672,000,000
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 1,454,773,000,000	₩ 1,882,093,000,000